Statement of cash flows - supplementary information - Reconciliation between the opening and closing balances in the consolidated balance sheet arising from financing activities (Details) - CAD ($)
$ in Thousands
	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities from financing activities, beginning balance	$ 983,335	$ 292,073
New debt	0	782,362
Debt extinguishment cost	0	6,990
Realized foreign exchange		372
Repayments	(236,763)	(73,623)
Issue costs	(539)	(32,695)
Total financing cash flow activities	(237,302)	683,406
Conversion to Senior Unsecured Convertible Debentures	0
Amortization of deferred financing costs	4,992	1,511
Amortization of premium	0	118
New finance leases	5,850	8,195
Movement in fair value of embedded derivatives	(11,251)	(1,968)
Accretion on Senior Unsecured Convertible Debentures	1,586	0
Unrealized foreign exchange loss	9,360
Total financing non-cash activities	10,537	7,856
Liabilities from financing activities, ending balance	756,570	983,335
Term Facility
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities from financing activities, beginning balance	616,339	0
New debt		642,362
Debt extinguishment cost		0
Realized foreign exchange		0
Repayments	(6,425)	0
Issue costs	(226)	(26,023)
Total financing cash flow activities	(6,651)	616,339
Conversion to Senior Unsecured Convertible Debentures	0
Amortization of deferred financing costs	4,018	0
Amortization of premium		0
New finance leases	0	0
Movement in fair value of embedded derivatives	0	0
Accretion on Senior Unsecured Convertible Debentures	0
Unrealized foreign exchange loss	9,360
Total financing non-cash activities	13,378	0
Liabilities from financing activities, ending balance	623,066	616,339
Special Warrants
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities from financing activities, beginning balance	133,751	0
New debt		140,000
Debt extinguishment cost		0
Realized foreign exchange		0
Repayments	0	0
Issue costs	0	(6,322)
Total financing cash flow activities	0	133,678
Conversion to Senior Unsecured Convertible Debentures	(133,751)
Amortization of deferred financing costs	0	73
Amortization of premium		0
New finance leases	0	0
Movement in fair value of embedded derivatives	0	0
Accretion on Senior Unsecured Convertible Debentures	0
Unrealized foreign exchange loss	0
Total financing non-cash activities	(133,751)	73
Liabilities from financing activities, ending balance	0	133,751
Senior Unsecured Convertible Debentures
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities from financing activities, beginning balance	0
Repayments	0
Issue costs	(313)
Total financing cash flow activities	(313)
Conversion to Senior Unsecured Convertible Debentures	133,751
Amortization of deferred financing costs	974
New finance leases	0
Movement in fair value of embedded derivatives	(11,251)
Accretion on Senior Unsecured Convertible Debentures	1,586
Unrealized foreign exchange loss	0
Total financing non-cash activities	125,060
Liabilities from financing activities, ending balance	124,747	0
Former Term Facility
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities from financing activities, beginning balance	0	67,578
New debt		0
Debt extinguishment cost		1,116
Realized foreign exchange		0
Repayments		(69,106)
Issue costs		(18)
Total financing cash flow activities		(68,008)
Amortization of deferred financing costs		430
Amortization of premium		0
New finance leases		0
Movement in fair value of embedded derivatives		0
Total financing non-cash activities		430
Liabilities from financing activities, ending balance		0
Senior Unsecured Notes
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities from financing activities, beginning balance	225,000	219,928
New debt		0
Debt extinguishment cost		5,874
Realized foreign exchange		372
Repayments	(225,000)	0
Issue costs	0	(332)
Total financing cash flow activities	(225,000)	5,914
Conversion to Senior Unsecured Convertible Debentures	0
Amortization of deferred financing costs	0	1,008
Amortization of premium		118
New finance leases	0	0
Movement in fair value of embedded derivatives	0	(1,968)
Accretion on Senior Unsecured Convertible Debentures	0
Unrealized foreign exchange loss	0
Total financing non-cash activities	0	(842)
Liabilities from financing activities, ending balance	0	225,000
Finance leases
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities from financing activities, beginning balance	8,245	4,567
New debt		0
Debt extinguishment cost		0
Realized foreign exchange		0
Repayments	(5,338)	(4,517)
Issue costs	0	0
Total financing cash flow activities	(5,338)	(4,517)
Conversion to Senior Unsecured Convertible Debentures	0
Amortization of deferred financing costs	0	0
Amortization of premium		0
New finance leases	5,850	8,195
Movement in fair value of embedded derivatives	0	0
Accretion on Senior Unsecured Convertible Debentures	0
Unrealized foreign exchange loss	0
Total financing non-cash activities	5,850	8,195
Liabilities from financing activities, ending balance	$ 8,757	$ 8,245